UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4626

                          Tax-Free Trust or Oregon
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	9/30

				Date of reporting period:	9/30/07

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS



ANNUAL
REPORT

SEPTEMBER 30, 2007

                                TAX-FREE TRUST OF
                                     OREGON

                          A TAX-FREE INCOME INVESTMENT

                       [LOGO OF TAX-FREE TRUST OF OREGON:
                          A SQUARE WITH TWO PINE TREES
                             IN FRONT OF A MOUNTAIN]

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]            AQUILA GROUP OF FUNDS(SM)

[LOGO OF
TAX-FREE       SERVING OREGON INVESTORS FOR MORE THAN TWO DECADES
TRUST OF
OREGON:                     TAX-FREE TRUST OF OREGON
A SQUARE
WITH TWO                   "PROFESSIONAL MANAGEMENT"
PINE TREES
IN FRONT OF
A MOUNTAIN]

                                                                  November, 2007

Dear Fellow Shareholder:

Interest rates, reaching for yield and tightening yield curves - these are all topics that have been in the news as of late. While there is a plethora of information available on these topics and others if you are interested, the good news is that when it comes to Tax-Free Trust of Oregon you don't need to be versed in "financialese" any more than you wish.

Why? Because one of the conveniences afforded you through an investment in Tax-Free Trust of Oregon is local active professional portfolio management. The Trust's portfolio manager continuously monitors economic, monetary and financial trends and adjusts the portfolio accordingly as and when he deems appropriate.

Your Trust's portfolio manager provides ongoing surveillance of the marketplace and strives to maneuver cautiously through its ups and downs - much like a ship's captain whose job it is to ride out sudden storms.

Not unlike the prudent ship's captain who ensures that the cargo is properly balanced and positioned, the Trust's portfolio manager is constantly monitoring the investment portfolio and the economic weather conditions striving to provide as stable a net asset value and as high a level of tax-free income as possible.

As with a ship in choppy seas, your investment requires constant vigilance and nimble reflexes in all phases of its management. This does not, however, mean selling and buying securities continuously based upon market blips. What it does mean is being a keen observer of the scene, monitoring securities very carefully and taking action as appropriate whenever significant changes occur or are anticipated.

                         NOT A PART OF THE ANNUAL REPORT

Your portfolio manager seeks opportunities that make sense within the prevailing marketplace and which provide double tax-free income while maintaining the overall conservative nature of the portfolio.

In short, your professional manager does the work for you. So, the next time you come across a boring, complex analysis of the bond market, feel free to flip right past it. Your Trust's portfolio management team's job (and their passion) is to keep on top of and make sense out of all the news. Thus, like a seasoned traveler, you can enjoy your trip knowing that there are experienced eyes watching the waters and steady hands on the helm.

                                   Sincerely,


/s/ Lacy B. Herrmann                                       /s/ Diana P. Herrmann

Lacy B. Herrmann                                           Diana P. Herrmann
Founder and Chairman Emeritus                              President


                         NOT A PART OF THE ANNUAL REPORT

[LOGO OF
TAX-FREE       SERVING OREGON INVESTORS FOR MORE THAN TWO DECADES
TRUST OF
OREGON:                     TAX-FREE TRUST OF OREGON
A SQUARE
WITH TWO                          ANNUAL REPORT
PINE TREES
IN FRONT OF                   MANAGEMENT DISCUSSION
A MOUNTAIN]

      The total net assets of Tax-Free Trust of Oregon were $410,614,961 as of the end of the fiscal year on September 30, 2007. This compared with $435,463,683 on September 30, 2006.

      In last year's commentary we talked about how an inverted yield curve - short term interest rates being higher than long term interest rates - was often interpreted by the markets and their historical significance as an economic barometer. Essentially an inverted yield curve oftentimes indicates that an economic downturn is inevitable and the Federal Reserve Board (the "Fed") may need to reduce rates to stimulate economic growth.

      After staying on the sidelines for roughly 15 months, the Fed, under the leadership of its Chairman, Ben S. Bernanke, did reduce the Fed funds rate at its September 2007 meeting by 50 basis points from 5.25% to 4.75%. This rate cut, which was larger than expected by many market participants, led to a sharp jump in equity prices and a substantial improvement in many other risky investment assets. This near-term market performance is in line with previous experiences following an initial rate reduction by the Fed. However, it is often the factors that lead up to the rate cut that present obstacles to sustained market performance. We believe the housing market has yet to reach bottom, while job and income concerns, falling home prices, and restricted access to mortgage credit are beginning to weigh on consumer spending. Given a market consenses outlook for sub-potential economic growth, contained inflation, and higher unemployment, further reductions generally tend to be likely. But a number of factors could limit how quickly and how much the Federal Open Market Committee might reduce the Fed funds rate. Indeed, the Fed instituted a further Fed funds rate cut of 0.25% on October 31st. However, at the time, the Fed indicated that because of more stable financial markets, continued weakening in the dollar and strength in commodity prices, which are influencing inflation, there could be arguments against further cuts.

      After 3 strong years of job growth and 16 consecutive quarters of job gains, the growth trend has slowed down in Oregon. The Oregon Office of Economic Analysis (OEA) anticipates that job growth in Oregon will continue to trend downward similar to national employment growth.

      Representative of the past strength of Oregon's economy is the growth of the coffers at the State. General Fund revenues for the 2005-2007 Biennium were far more than many anticipated. Actual revenues received exceeded expectations by $1,415.3 million. The total non-corporate revenue collections exceeded expectations by $1,071.2 million, well above the 2.0% threshold required to trigger the personal income tax "kicker". As a result, Oregonians will receive approximately 18.6% of their 2006 Oregon income tax liability as a refund. This refund is the largest in the history of the "kicker" and nearly double the next largest refund from the 1995-1997

Biennium. With the recent creation of a "rainy day fund" and the strong economy in Oregon, two credit rating agencies raised the rating of the State of Oregon. Standard & Poor's and Moody's raised the State from Aa3 and AA- to Aa2 and AA, respectively, while Fitch has the State on positive credit watch for possible upgrade.

      The volume of municipal bond issuance continues to set new records. National issuance through the first 9 months of 2007 had increased 19.4% over the same period 2006. Oregon issuance for the first 9 months is up just over 62% over the same period 2006. Oregon issuance started out the year with a bang resulting from nearly $1.8 billon in referendums that were passed at the November 2006 general election. Oregon requires a double majority for a referendum to pass except at general elections where only a simple majority is required. Oregonians voted on nearly $2.7 billion in referendums in the general election of 2006. Growth in local outstanding debt has averaged 8% per year since 1997 as population growth necessitates investments in statewide infrastructure and capital investments in schools and cities. School districts and cities account for 56% of the $17.9 billion in outstanding local government debt and appropriation credits in Oregon.

      As always, your management team intends to continue to evaluate credit concerns and strive to reduce, if not eliminate, those credits from the portfolio that are of concern. In general, we continue to seek a satisfactory level of double tax-free yield as well as high stability for the principal of shareholders' investments.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Trust of Oregon for the 10-year period ended September 30, 2007 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

[Graphic of a line chart with the following information:]

                                                                               Lehman Brothers
               Cost of       Trust Class A Shares    Trust Class A Shares    Quality Intermediate
             Living Index      no sales charge         with sales charge     Municipal Bond Index
9/97            10,000             10,000                    9,600                  10,000
9/98            10,149             10,651                   10,220                  10,731
9/99            10,416             10,624                   10,194                  10,845
9/00            10,775             11,186                   10,734                  11,423
9/01            11,061             12,201                   11,707                  12,510
9/02            11,228             13,223                   12,689                  13,544
9/03            11,489             13,583                   13,034                  14,111
9/04            11,780             14,355                   13,775                  14,540
9/05            12,333             14,770                   14,173                  14,808
9/06            12,587             15,245                   14,629                  15,333
9/07            12,934             15,574                   14,944                  15,902

                                                            AVERAGE ANNUAL TOTAL RETURN
                                                       FOR PERIODS ENDED SEPTEMBER 30, 2007
                                                 ------------------------------------------------
                                                                                          SINCE
                                                  1 YEAR       5 YEARS     10 YEARS     INCEPTION
                                                 ---------    ---------    ---------    ---------
Class A (commenced operations on 6/16/86)
   With Sales Charge ........................        (1.71)%       2.44%        4.10%        5.74%
   Without Sales Charge .....................         2.37         3.27         4.53         5.94

Class C (commenced operations on 4/5/96)
   With CDSC ................................         0.49         2.42         3.65         4.04
   Without CDSC .............................         1.51         2.42         3.65         4.04

Class Y (commenced operations on 4/5/96)
   No Sales Charge ..........................         2.52         3.44         4.68         5.08

Lehman Index ................................         3.71         3.26         4.75         5.89*(Class A)
                                                                                             4.98 (Class C&Y)

* From commencement of the index on 1/1/87.

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to federal and state income taxes. Past performance is not predictive of future investment results.

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Tax-Free Trust of Oregon:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Trust of Oregon as of September 30, 2007 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two year period ended September 30, 2004 have been audited by other auditors, whose report dated November 17, 2004 expressed an unqualified opinion on such financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Trust of Oregon as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 26, 2007

--------------------------------------------------------------------------------

                            TAX-FREE TRUST OF OREGON
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON GENERAL OBLIGATION BONDS (45.3%)                             S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Bend, Oregon Transportation Highway System
                        (MBIA Corporation Insured)
$      1,135,000    5.300%, 09/01/17 .................................................         Aaa/NR        $   1,182,738
                    Benton and Linn Counties Oregon School District
                        #509J (Financial Security Assurance Insured)
       4,670,000    5.000%, 06/01/21 pre-refunded ....................................         Aaa/NR            4,996,993
                    Chemeketa, Oregon Community College District
                        (Financial Guaranty Insurance Corporation
                        Insured), Escrowed to Maturity
       1,385,000    5.500%, 06/01/14 .................................................         Aaa/AAA           1,534,358
                    Clackamas, Oregon Community College District
                        (Financial Guaranty Insurance Corporation Insured)
       3,955,000    5.250%, 06/15/17 pre-refunded ....................................         Aaa/AAA           4,185,972
                    Clackamas, Oregon Community College District
                        (MBIA Corporation Insured)
       1,535,000    5.000%, 05/01/25 .................................................         Aaa/AAA           1,607,989
                    Clackamas, Oregon School District #12 (North
                        Clackamas) Convertible Capital Appreciation Bonds
                        (Financial Security Assurance Insured) (converts
                        to a 5% coupon on 06/15/11)
       4,250,000    zero coupon, 06/15/29 ............................................         Aaa/AAA           3,666,347
                    Clackamas County, Oregon School District #12 (North
                        Clackamas) (Financial Security Assurance Insured)
       3,115,000    4.750%, 06/15/31 .................................................         Aaa/AAA           3,129,236
                    Clackamas County, Oregon School District #62
                        (Oregon City) (State School Bond Guaranty Program)
       2,055,000    5.500%, 06/15/20 pre-refunded ....................................         Aa2/AAA           2,158,819
                    Clackamas County, Oregon School District #86
                        (Canby) (Financial Security Assurance Insured)
       2,240,000    5.000%, 06/15/19 .................................................         Aaa/AAA           2,376,394
                    Clackamas County, Oregon School District #108
                        (Estacada) (Financial Security Assurance Insured)
       1,295,000    5.375%, 06/15/17 pre-refunded ....................................         Aaa/AAA           1,376,196
       2,000,000    5.000%, 06/15/25 pre-refunded ....................................         Aaa/AAA           2,099,620

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Clackamas County, Oregon Tax Allocation
$        705,000    6.500%, 05/01/20 .................................................         NR/NR*        $     705,642
                    Clatsop County, Oregon School District #1 (Astoria)
                        (State School Bond Guaranty Program)
       1,895,000    5.500%, 06/15/19 pre-refunded ....................................          NR/AA            1,990,735
                    Columbia County, Oregon School District #502
                        (Financial Guaranty Insurance Corporation Insured)
       2,070,000    zero coupon, 06/01/15 ............................................         Aaa/AAA           1,522,526
                    Deschutes County, Oregon (Financial Security
                        Assurance Insured)
       1,615,000    5.000%, 12/01/15 .................................................         Aaa/NR            1,711,189
       2,260,000    5.000%, 12/01/16 .................................................         Aaa/NR            2,392,413
                    Deschutes County, Oregon Administrative School
                        District #1 (Bend-LaPine) (Financial Security
                        Assurance Insured)
       1,145,000    5.500%, 06/15/14 pre-refunded ....................................         Aaa/NR            1,221,715
       1,300,000    5.500%, 06/15/16 pre-refunded ....................................         Aaa/NR            1,387,100
       1,355,000    5.500%, 06/15/18 pre-refunded ....................................         Aaa/NR            1,445,785
       3,000,000    5.125%, 06/15/21 pre-refunded ....................................         Aaa/NR            3,162,330
                    Deschutes County, Oregon School District #6
                        (Sisters) (Financial Security Assurance Insured)
       1,735,000    5.250%, 06/15/19 .................................................         Aaa/AAA           1,922,259
       1,030,000    5.250%, 06/15/21 .................................................         Aaa/AAA           1,141,724
                    Deschutes and Jefferson Counties, Oregon School
                        District #02J (Redmond) (Financial Guaranty
                        Insurance Corporation Insured)
       1,000,000    5.000%, 06/15/21 .................................................         Aaa/NR            1,051,600
       2,330,000    zero coupon, 06/15/22 ............................................         Aaa/NR            1,207,825
                    Douglas County, Oregon School District #116 (Winston-
                        Dillard) (State School Bond Guaranty Program)
       1,020,000    5.625%, 06/15/20 pre-refunded ....................................          NR/AA            1,074,784
                    Eugene, Oregon (Parks and Open Space)
       1,465,000    5.250%, 02/01/18 pre-refunded ....................................         Aa2/NR            1,498,666
       1,000,000    5.250%, 02/01/19 pre-refunded ....................................         Aa2/NR            1,022,980

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Gresham, Oregon (Financial Security Assurance Insured)
$      1,155,000    5.375%, 06/01/18 .................................................         Aaa/NR        $   1,233,505
                    Jackson County, Oregon School District #4 (Phoenix-
                        Talent) (Financial Security Assurance Insured)
       1,395,000    5.500%, 06/15/18 pre-refunded ....................................         Aaa/AAA           1,488,465
                    Jackson County, Oregon School District #9 (Eagle
                        Point) (MBIA Corporation Insured)
       2,080,000    5.500%, 06/15/15 .................................................         Aaa/NR            2,319,886
       1,445,000    5.500%, 06/15/16 .................................................         Aaa/NR            1,622,027
                    Jackson County, Oregon School District #9 (Eagle
                        Point) (State School Bond Guaranty Program)
       1,120,000    5.625%, 06/15/17 pre-refunded ....................................         Aa2/NR            1,199,856
       1,880,000    5.000%, 06/15/21 pre-refunded ....................................         Aa2/NR            1,973,643
                    Jackson County, Oregon School District #549
                        (Medford) (State School Bond Guaranty Program)
       1,750,000    5.000%, 06/15/12 .................................................         Aa2/NR            1,853,425
                    Jefferson County, Oregon School District #509J
                        (Financial Guaranty Insurance Corporation Insured)
       1,215,000    5.250%, 06/15/14 .................................................         Aaa/AAA           1,300,913
       1,025,000    5.250%, 06/15/17 .................................................         Aaa/AAA           1,092,455
                    Josephine County, Oregon Three Rivers School
                        District (Financial Security Assurance Insured)
       1,780,000    5.250%, 06/15/18 pre-refunded ....................................         Aaa/NR            1,883,952
                    Lane County, Oregon School District #19 (Springfield)
                        (Financial Security Assurance Insured)
       3,425,000    zero coupon, 06/15/29 ............................................         Aaa/NR            1,153,163
                    Lane County, Oregon School District #40 (Creswell)
                        (State School Bond Guaranty Program)
       1,430,000    5.375%, 06/15/20 pre-refunded ....................................          NR/AA            1,497,682
                    Lane and Douglas Counties, Oregon School District
                        #97J (Siuslaw) (State School Bond Guaranty Program)
       1,000,000    5.400%, 06/15/19 pre-refunded ....................................         Aa2/NR            1,031,710
                    Lincoln County, Oregon School District (Financial
                        Guaranty Insurance Corporation Insured)
       1,245,000    5.250%, 06/15/12 .................................................         Aaa/AAA           1,279,138

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Linn County, Oregon School District #7 (Harrisburg)
                        (State School Bond Guaranty Program)
$      1,660,000    5.500%, 06/15/19 pre-refunded ....................................          NR/AA        $   1,743,863
                    Linn County, Oregon School District #9 (Lebanon)
                        (Financial Guaranty Insurance Corporation Insured)
       3,000,000    5.600%, 06/15/30 pre-refunded ....................................         Aaa/AAA           3,303,300
                    Linn County, Oregon School District #9 (Lebanon)
                        (MBIA Corporation Insured)
       2,500,000    5.000%, 06/15/30 .................................................         Aaa/AAA           2,560,825
                    Metro, Oregon
       1,100,000    5.000%, 06/01/18 .................................................         Aaa/AAA           1,187,373
                    Morrow County, Oregon School District #1
                        (Financial Security Assurance Insured)
       1,710,000    5.250%, 06/15/19 .................................................         Aaa/AAA           1,894,560
                    Multnomah County, Oregon School District #7
                        (Reynolds) (MBIA Corporation Insured)
       2,625,000    5.000%, 06/01/25 .................................................         Aaa/NR            2,692,515
                    Multnomah County, Oregon School District #7
                        (Reynolds) (State School Bond Guaranty Program)
         500,000    5.625%, 06/15/17 pre-refunded ....................................         Aa2/AA              535,650
       2,375,000    5.125%, 06/15/19 pre-refunded ....................................         Aa2/AA            2,503,511
                    Multnomah and Clackamas Counties, Oregon School
                        District #10 (Gresham-Barlow) (Financial Security
                        Assurance Insured)
       1,140,000    5.000%, 06/15/16 .................................................         Aaa/AAA           1,210,053
       1,500,000    5.500%, 06/15/18 pre-refunded ....................................         Aaa/AAA           1,600,500
       4,275,000    5.250%, 06/15/19 .................................................         Aaa/AAA           4,736,401
       2,650,000    5.000%, 06/15/21 pre-refunded ....................................         Aaa/AAA           2,781,997
                    Multnomah and Clackamas Counties, Oregon School
                        District #28JT (Centennial) (Financial Security
                        Assurance Insured)
       2,680,000    5.250%, 12/15/18 .................................................         Aaa/NR            2,977,319
                    Oak Lodge, Oregon Water District (AMBAC
                        Indemnity Corporation Insured)
         215,000    7.400%, 12/01/07 .................................................         Aaa/AAA             216,303

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Oregon Coast Community College District (MBIA
                        Corporation Insured)
$      1,590,000    5.250%, 06/15/17 .................................................         Aaa/NR        $   1,717,343
                    Pacific City, Oregon Joint Water - Sanitary Authority
       1,830,000    4.800%, 07/01/27 .................................................         NR/NR*            1,809,156
                    Polk, Marion & Benton Counties, Oregon School
                        District #13J (Central) (Financial Security
                        Assurance Insured)
       1,520,000    5.000%, 06/15/21 .................................................         Aaa/AAA           1,615,973
                    Portland, Oregon
       1,000,000    4.600%, 06/01/14 .................................................         Aaa/NR            1,025,630
       2,975,000    zero coupon, 06/01/15 ............................................         Aa2/NR            2,175,082
       1,120,000    5.125%, 06/01/18 .................................................         Aaa/NR            1,143,610
      10,480,000    4.350%, 06/01/23 .................................................         Aa2/NR           10,557,971
                    Portland, Oregon Community College District
       3,115,000    5.125%, 06/01/16 pre-refunded++ ..................................         Aa2/AA            3,279,721
       2,350,000    5.000%, 06/01/21 pre-refunded ....................................         Aa2/AA            2,464,257
                    Portland, Oregon Community College District
                        (Financial Guaranty Insurance Corporation Insured)
       1,395,000    5.000%, 06/01/17 pre-refunded ....................................         Aaa/AAA           1,462,825
                    Salem-Keizer, Oregon School District #24J
                        (Financial Security Assurance Insured)
       1,000,000    4.875%, 06/01/14 .................................................         Aaa/AAA           1,008,340
       1,000,000    5.000%, 06/15/19 .................................................         Aaa/AAA           1,054,000
                    Southwestern Oregon Community College District
                        (MBIA Corporation Insured)
       1,120,000    6.000%, 06/01/25 pre-refunded ....................................         Aaa/AAA           1,189,910
                    State of Oregon
       2,115,000    5.250%, 10/15/14 .................................................         Aa2/AA            2,275,338
                    State of Oregon Board of Higher Education
         820,000    zero coupon, 08/01/16 ............................................         Aa2/AA              568,637
       2,560,000    5.500%, 08/01/21 pre-refunded ....................................         Aa2/AA            2,674,714
       2,000,000    5.000%, 08/01/21 .................................................         Aa2/AA            2,115,260
       2,130,000    5.000%, 08/01/22 .................................................         Aa2/AA            2,169,597

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    State of Oregon Elderly and Disabled Housing
$         35,000    6.250%, 08/01/13 .................................................         Aa2/AA        $      35,043
                    State of Oregon Veterans' Welfare
         700,000    9.200%, 10/01/08 .................................................         Aa2/AA              738,451
         640,000    5.200%, 10/01/18 .................................................         Aa2/AA              648,550
         550,000    4.800%, 12/01/22 .................................................         Aa2/AA              552,079
         400,000    4.900%, 12/01/26 .................................................         Aa2/AA              401,504
                    Tillamook County, Oregon School District #9
                        (Financial Security Assurance Insured)
       3,000,000    5.250%, 06/15/22 pre-refunded ....................................         Aaa/AAA           3,214,800
                    Umatilla County, Oregon School District #16R
                        (Pendleton)  (Financial  Guaranty Insurance  Corporation
                        Insured)
       1,550,000    5.500%, 07/01/12 .................................................         Aaa/NR            1,677,302
                    Wasco County, Oregon School District #12 (The
                        Dalles) (Financial Security Assurance Insured)
       1,135,000    6.000%, 06/15/15 pre-refunded ....................................         Aaa/AAA           1,206,823
       1,400,000    5.500%, 06/15/17 .................................................         Aaa/AAA           1,578,178
       1,790,000    5.500%, 06/15/20 .................................................         Aaa/AAA           2,026,566
                    Washington County, Oregon
       2,465,000    5.000%, 06/01/23 .................................................         Aa2/NR            2,611,175
       3,375,000    4.375%, 06/01/26 .................................................         Aa2/NR            3,321,945
                    Washington County, Oregon School District #15
                        (Forest Grove) (Financial Security Assurance
                        Insured)
       1,760,000    5.375%, 06/15/16 pre-refunded ....................................         Aaa/NR            1,870,352
       2,000,000    5.000%, 06/15/21 pre-refunded ....................................         Aaa/NR            2,099,620
                    Washington County, Oregon School District
                        #48J (Beaverton)
       1,620,000    5.125%, 01/01/16 pre-refunded ....................................         Aa2/AA-           1,697,452
                    Washington County, Oregon School District
                        #48J (Beaverton) (Financial Guaranty Insurance
                        Corporation Insured)
       2,500,000    5.375%, 06/01/19 pre-refunded++ ..................................         Aaa/AAA           2,576,525

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Washington and Clackamas Counties, Oregon School
                        District #23 (Tigard) (MBIA Corporation Insured)
$      2,700,000    5.375%, 06/15/14 pre-refunded ....................................         Aaa/NR        $   2,907,792
       2,525,000    5.375%, 06/15/20 pre-refunded ....................................         Aaa/NR            2,719,324
                    Washington, Multnomah and Yamhill County, Oregon
                        School District #1J (Hillsboro)
       1,295,000    5.250%, 06/01/13 pre-refunded ....................................         Aa3/NR            1,332,050
                    Washington, Multnomah and Yamhill County, Oregon
                        School District #1J (Hillsboro) (MBIA Corporation
                        Insured)
       8,500,000    zero coupon, 06/15/26 ............................................         Aaa/NR            3,437,740
                    Yamhill County, Oregon School District #29J
                        (Newberg) (MBIA Corporation Insured)
       3,765,000    5.250%, 06/15/20 pre-refunded ....................................         Aaa/NR            4,034,574
                    Yamhill County, Oregon School District #40
                        (McMinnville) (Financial Security Assurance Insured)
       1,375,000    5.000%, 06/15/22 .................................................         Aaa/NR            1,457,321
                                                                                                             -------------
                    Total General Obligation Bonds ...................................                         186,100,455
                                                                                                             -------------

                    STATE OF OREGON REVENUE BONDS (51.0%)
                    ------------------------------------------------------------------

                    Airport Revenue Bonds (1.0%)
                    ------------------------------------------------------------------
                    Jackson County, Oregon Airport Revenue (XLCA Insured)
         750,000    5.250%, 12/01/32 .................................................         Aaa/AAA             792,285
                    Port of Portland, Oregon Airport (AMBAC Indemnity
                        Corporation Insured)
       3,000,000    5.500%, 07/01/24 .................................................         Aaa/AAA           3,101,340
                                                                                                             -------------
                    Total Airport Revenue Bonds ......................................                           3,893,625
                                                                                                             -------------

                    Certificates of Participation Revenue Bonds (6.5%)
                    ------------------------------------------------------------------
                    Oregon State Department Administrative Services
                        (AMBAC Indemnity Corporation Insured)
         595,000    5.000%, 11/01/19 .................................................         Aaa/AAA             601,408
                    Oregon State Department of Administration Services
                        (AMBAC Indemnity Corporation Insured)
         500,000    5.375%, 05/01/14 .................................................         Aaa/AAA             534,105

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON REVENUE BONDS (CONTINUED)                                    S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Oregon State Department of Administration Services
                        (AMBAC Indemnity Corporation Insured) (continued)
$      1,120,000    5.000%, 05/01/21 .................................................         Aaa/AAA       $   1,161,171
       3,500,000    6.000%, 05/01/26 pre-refunded ....................................         Aaa/AAA           3,742,200
                    Oregon State Department of Administrative Services
                        (Financial Guaranty Insurance Corporation Insured)
       2,000,000    5.000%, 11/01/20 .................................................         Aaa/AAA           2,122,660
       2,660,000    5.000%, 11/01/23 .................................................         Aaa/AAA           2,792,521
       2,945,000    5.000%, 11/01/24 .................................................         Aaa/AAA           3,089,452
       1,475,000    5.000%, 11/01/26 .................................................         Aaa/AAA           1,541,714
       1,145,000    5.000%, 05/01/27 .................................................         Aaa/AAA           1,195,449
       3,880,000    5.000%, 11/01/27 .................................................         Aaa/AAA           4,058,441
                    Oregon State Department of Administrative Services
                        (Financial Security Assurance Insured)
         750,000    5.000%, 05/01/19 .................................................         Aaa/AAA             789,878
       1,000,000    5.000%, 05/01/22 .................................................         Aaa/AAA           1,046,120
       4,280,000    4.500%, 11/01/32+ ................................................         Aaa/AAA           4,179,206
                                                                                                             -------------
                    Total Certificates of Participation Revenue Bonds ................                          26,854,325
                                                                                                             -------------

                    Hospital Revenue Bonds (10.2%)
                    ------------------------------------------------------------------
                    Clackamas County, Oregon Hospital Facilities
                        Authority (Legacy Health System)
       2,000,000    5.250%, 02/15/17 .................................................         A1/AA-            2,063,740
       2,980,000    5.250%, 02/15/18 .................................................         A1/AA-            3,064,662
       4,025,000    5.250%, 05/01/21 .................................................         A1/AA-            4,161,930
                    Clackamas County, Oregon Hospital Facilities
                        Authority (Legacy Health System) (MBIA
                        Corporation Insured)
       2,650,000    4.750%, 02/15/11 .................................................         Aaa/AAA           2,723,405
                    Clackamas County, Oregon Hospital Facilities
                        Authority (Mary's Woods)
       3,480,000    6.625%, 05/15/29 pre-refunded ....................................         NR/NR**           3,713,404
                    Deschutes County, Oregon Hospital Facilities
                        Authority (Cascade Health)
       2,000,000    5.600%, 01/01/27 pre-refunded ....................................          A1/NR            2,156,020
       3,000,000    5.600%, 01/01/32 pre-refunded ....................................          A1/NR            3,234,030

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON REVENUE BONDS (CONTINUED)                                    S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Klamath Falls, Oregon Inter Community Hospital
                        (Merle West) (Assured Guaranty Corporation
                        Insured)
$      1,000,000    4.500%, 09/01/33 .................................................         NR/AAA        $     960,040
       5,000,000    5.000%, 09/01/36 .................................................         NR/AAA            5,144,650
                    Medford, Oregon Hospital Facilities Authority
                        (MBIA Corporation Insured)
         345,000    5.000%, 08/15/18 .................................................         Aaa/AAA             351,821
                    Multnomah County, Oregon Hospital Facilities
                        Authority (Providence Health System)
       1,390,000    5.250%, 10/01/22 .................................................         Aa2/AA            1,456,206
                    Multnomah County, Oregon Hospital Facilities
                        Authority (Terwilliger Plaza Project)
       1,250,000    5.250%, 12/01/36 .................................................         NR/NR*            1,224,325
                    Oregon Health Sciences University Series B (MBIA
                        Corporation Insured)
       1,400,000    5.250%, 07/01/15 .................................................         Aaa/AAA           1,415,274
                    Salem, Oregon Hospital
       4,500,000    4.500%, 08/15/30 .................................................          NR/A+            4,301,550
                    State of Oregon Health Housing Educational and
                        Cultural Facilities Authority (Peacehealth)
                        (AMBAC Indemnity Corporation Insured)
       2,300,000    5.250%, 11/15/17 .................................................         Aaa/AAA           2,435,654
       1,850,000    5.000%, 11/15/26 .................................................         Aaa/AAA           1,910,551
       1,430,000    5.000%, 11/15/32 .................................................         Aaa/AAA           1,464,906
                                                                                                             -------------
                    Total Hospital Revenue Bonds .....................................                          41,782,168
                                                                                                             -------------

                    Housing, Educational, and Cultural Revenue Bonds (7.8%)
                    ------------------------------------------------------------------
                    Forest Grove, Oregon (Pacific University)
                        (Radian Insured)
       4,000,000    5.000%, 05/01/22 .................................................         Aa3/AA            4,065,400
                    Forest Grove, Oregon Student Housing (Oak Tree
                        Foundation)
       5,750,000    5.500%, 03/01/37 .................................................         NR/NR*            5,461,062

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON REVENUE BONDS (CONTINUED)                                    S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Multnomah County, Oregon Educational Facility
                        (University of Portland)
$      1,000,000    6.000%, 04/01/20 .................................................         NR/BBB+       $   1,035,730
                    Oregon Health Sciences University, Oregon
                        (MBIA Corporation Insured)
      11,550,000    zero coupon, 07/01/21 ............................................         Aaa/AAA           6,282,276
       3,140,000    5.250%, 07/01/22 .................................................         Aaa/AAA           3,313,202
                    Oregon State Facilities Authority (Linfield College)
       2,115,000    5.000%, 10/01/25 .................................................         Baa1/NR           2,135,812
                    Oregon State Facilities Authority (Willamette University)
                        (Financial Guaranty Corporation Insured)
         500,000    5.125%, 10/01/25 .................................................         Aaa/AAA             530,785
                    Oregon State Facilities Authority Revenue
                        (Willamette University)
       5,000,000    5.000%, 10/01/32 .................................................          NR/A             5,070,700
                    State of Oregon Housing and Community Services
           5,000    5.900%, 07/01/12 .................................................         Aa2/NR                5,039
         100,000    6.700%, 07/01/13 .................................................         Aa2/NR              100,220
         315,000    6.000%, 07/01/20 .................................................         Aa2/NR              322,147
       2,760,000    4.650%, 07/01/25 .................................................         Aa2/NR            2,756,495
       1,085,000    5.400%, 07/01/27 .................................................         Aa2/NR            1,102,523
                                                                                                             -------------
                    Total Housing, Educational, and Cultural
                        Revenue Bonds ................................................                          32,181,391
                                                                                                             -------------

                    Public Facilities Revenue Bonds (0.3%)
                    ------------------------------------------------------------------
                    Port of Morrow, Oregon
       1,250,000    5.000%, 06/01/25 .................................................         NR/NR*            1,242,663
                                                                                                             -------------
                    Total Public Facilities Revenue Bonds ............................                           1,242,663
                                                                                                             -------------

                    Transportation Revenue Bonds (6.3%)
                    ------------------------------------------------------------------
                    Oregon St. Department Transportation
                        Highway Usertax
       3,025,000    5.500%, 11/15/18 pre-refunded ....................................         Aa2/AAA           3,294,225
       2,555,000    5.375%, 11/15/18 pre-refunded ....................................         Aa2/AAA           2,693,634
       4,545,000    5.125%, 11/15/26 .................................................         Aa2/AAA           4,870,467

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON REVENUE BONDS (CONTINUED)                                    S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Oregon St. Department Transportation
                        Highway Usertax (continued)
$      2,155,000    5.000%, 11/15/28 .................................................         Aa2/AAA       $   2,252,794
       1,000,000    5.000%, 11/15/29 .................................................         Aa2/AAA           1,035,660
       1,200,000    5.000%, 11/15/22 .................................................         Aa2/AAA           1,257,720
       1,260,000    5.000%, 11/15/23 .................................................         Aa2/AAA           1,318,237
       3,165,000    4.500%, 11/15/32 .................................................         Aa2/AAA           3,108,758
                    Tri-County Metropolitan Transportation District, Oregon
       1,440,000    5.750%, 08/01/16 pre-refunded ....................................         NR/AAA            1,524,845
       1,775,000    5.000%, 09/01/16 .................................................         Aa3/AAA           1,872,909
                    Tri-County Metropolitan Transportation District,
                        Oregon (LOC: Morgan Guaranty Trust)
       2,500,000    5.400%, 06/01/19 pre-refunded ....................................         NR/AA-            2,601,125
                                                                                                             -------------
                    Total Transportation Revenue Bonds ...............................                          25,830,374
                                                                                                             -------------

                    Urban Renewal Revenue Bonds (3.7%)
                    ------------------------------------------------------------------
                    Portland, Oregon Airport Way Renewal and
                        Redevelopment (AMBAC Indemnity Corporation
                        Insured)
       1,640,000    6.000%, 06/15/14 pre-refunded ....................................         Aaa/NR            1,758,703
       1,765,000    5.750%, 06/15/20 pre-refunded ....................................         Aaa/NR            1,881,490
                    Portland, Oregon River District Urban Renewal and
                        Redevelopment (AMBAC Indemnity Corporation
                        Insured)
       1,915,000    5.000%, 06/15/20 .................................................         Aaa/NR            2,001,692
                    Portland, Oregon Urban Renewal Tax Allocation
                        (AMBAC Indemnity Corporation Insured)
                        (Convention Center)
       1,150,000    5.750%, 06/15/18 .................................................         Aaa/NR            1,222,841
       2,000,000    5.450%, 06/15/19 .................................................         Aaa/NR            2,099,240
                    Portland, Oregon Urban Renewal Tax Allocation
                        (Interstate Corridor) (Financial Guaranty Insurance
                        Corporation Insured)
       1,890,000    5.250%, 06/15/20 .................................................         Aaa/NR            2,045,131
       1,990,000    5.250%, 06/15/21 .................................................         Aaa/NR            2,145,121
       2,030,000    5.000%, 06/15/23 .................................................         Aaa/NR            2,130,323
                                                                                                             -------------
                    Total Urban Renewal Revenue Bonds ................................                          15,284,541
                                                                                                             -------------

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON REVENUE BONDS (CONTINUED)                                    S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Utility Revenue Bonds (0.8%)
                    Emerald Peoples Utility District, Oregon (Financial
                        Security Assurance Insured)
$      1,455,000    5.250%, 11/01/22 .................................................         Aaa/NR        $   1,546,578
                    Eugene, Oregon Electric Utility (Financial Security
                        Assurance Insured)
       1,600,000    5.000%, 08/01/18 .................................................         Aaa/AAA           1,615,552
                                                                                                             -------------
                    Total Utility Revenue Bonds ......................................                           3,162,130
                                                                                                             -------------

                    Water and Sewer Revenue Bonds (12.7%)
                    ------------------------------------------------------------------
                    Klamath Falls, Oregon Wastewater (AMBAC
                        Indemnity Corporation Insured)
       1,545,000    5.650%, 06/01/20 pre-refunded ....................................         Aaa/AAA           1,627,812
                    Klamath Falls, Oregon Water (Financial Security
                        Assurance Insured)
       1,575,000    5.500%, 07/01/16 .................................................         Aaa/AAA           1,768,788
                    Lebanon, Oregon Wastewater (Financial Security
                        Assurance Insured)
       1,000,000    5.700%, 03/01/20 .................................................         Aaa/AAA           1,047,100
                    Portland, Oregon Sewer System (Financial Guaranty
                        Insurance Corporation Insured)
       2,500,000    5.750%, 08/01/19 pre-refunded ....................................         Aaa/AAA           2,648,675
                    Portland, Oregon Sewer System (Financial Security
                        Assurance Insured)
       2,760,000    5.250%, 06/01/17 .................................................         Aaa/AAA           2,954,718
       4,595,000    5.000%, 06/01/17 .................................................         Aaa/AAA           4,926,713
       3,470,000    5.000%, 06/01/21 .................................................         Aaa/AAA           3,617,267
                    Portland, Oregon Sewer System (MBIA Corporation
                        Insured)
       1,610,000    5.000%, 06/15/27 .................................................         Aaa/AAA           1,680,277
                    Portland, Oregon Water System
       7,420,000    5.500%, 08/01/19 pre-refunded ....................................         Aa1/NR            7,811,776
       1,235,000    5.500%, 08/01/20 pre-refunded ....................................         Aa1/NR            1,300,208
                    Portland, Oregon Water System (MBIA Corporation
                        Insured)
       2,725,000    4.500%, 10/01/27 .................................................         Aaa/NR            2,710,776

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON REVENUE BONDS (CONTINUED)                                    S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Salem, Oregon Water & Sewer (Financial Guaranty
                        Insurance Corporation Insured)
$      1,040,000    5.000%, 06/01/17 .................................................         Aaa/AAA       $   1,117,938
                    Salem, Oregon Water & Sewer (Financial Security
                        Assurance Insured)
       1,000,000    5.375%, 06/01/15 .................................................         Aaa/AAA           1,106,580
       1,970,000    5.375%, 06/01/16 pre-refunded ....................................         Aaa/AAA           2,061,960
       3,025,000    5.500%, 06/01/20 pre-refunded ....................................         Aaa/AAA           3,175,736
                    Sunrise Water Authority, Oregon (Financial Security
                        Assurance Insured)
       2,630,000    5.000%, 03/01/19 .................................................         Aaa/AAA           2,772,783
       1,350,000    5.250%, 03/01/24 .................................................         Aaa/AAA           1,438,263
                    Sunrise Water Authority, Oregon (XLCA Insured)
       1,000,000    5.000%, 09/01/25 .................................................         Aaa/AAA           1,041,720
                    Washington County, Oregon Clean Water Services
                        (Financial Guaranty Insurance Corporation Insured)
         995,000    5.000%, 10/01/13 .................................................         Aaa/AAA           1,047,536
       3,525,000    5.125%, 10/01/17 .................................................         Aaa/AAA           3,688,595
                    Washington County, Oregon Clean Water Services
                        (MBIA Corporation Insured)
       2,235,000    5.250%, 10/01/15 .................................................         Aaa/AAA           2,461,473
                                                                                                             -------------
                    Total Water and Sewer Revenue Bonds ..............................                          52,006,694
                                                                                                             -------------

                    Other Revenue Bonds (1.7%)
                    ------------------------------------------------------------------
                    Oregon State Department of Administration
                        Services (Lottery Revenue) (Financial Security
                        Assurance Insured)
       3,040,000    5.000%, 04/01/19 .................................................         Aaa/AAA           3,199,934
       3,740,000    5.000%, 04/01/27 .................................................         Aaa/AAA           3,915,593
                                                                                                             -------------
                    Total Other Revenue Bonds ........................................                           7,115,527
                                                                                                             -------------
                    Total Revenue Bonds ..............................................                         209,353,438
                                                                                                             -------------

                    U.S. TERRITORY (2.7%)
                    ------------------------------------------------------------------
                    Commonwealth of Puerto Rico General Obligation
       5,000,000    5.000%, 07/01/28 .................................................         Baa3/BBB-         5,080,650

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          U.S. TERRITORY (CONTINUED)                                                   S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Puerto Rico Municipal Finance Agency (Financial
                        Security Assurance Insured)
$        500,000    5.250%, 08/01/16 .................................................         Aaa/AAA       $     533,725
       5,000,000    5.250%, 08/01/20 .................................................         Aaa/AAA           5,280,650
                                                                                                             -------------
                    Total U.S. Territory Bonds .......................................                          10,895,025
                                                                                                             -------------
                    Total Municipal Bonds (cost $393,140,160-note 4) .................          99.0%          406,348,918
                    Other assets less liabilities ....................................           1.0             4,266,043
                                                                                             ----------      -------------
                    Net Assets .......................................................         100.0%        $ 410,614,961
                                                                                             ==========      =============

                    (*)  Any security not rated (NR) by either rating service has been determined by the Investment  Sub-Adviser to have  sufficient quality  to be ranked  in the top four  credit  ratings  if a credit rating were to be assigned by a rating service.
                    (**) Rated AAA by Fitch.
                    +    Security traded on a "when-issued" basis.
                    ++   Security pledged as collateral for the Trust's when-issued commitments.

                                                                                             PERCENT OF
                    PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)                     PORTFOLIO
                    ----------------------------------------------------                     ----------
                    Aaa of Moody's or AAA of S&P or Fitch                                       70.0%
                    Aa of Moody's or AA of S&P                                                  21.8
                    A of Moody's or S&P                                                          3.6
                    Baa of Moody's or BBB of S&P                                                 2.0
                    Not rated*                                                                   2.6
                                                                                             ----------
                                                                                               100.0%
                                                                                             ==========

                    PORTFOLIO ABBREVIATIONS:
                    ------------------------
                    AMBAC - American Municipal Bond Assurance Corp.
                    LOC -   Letter of Credit
                    MBIA -  Municipal Bond Investors Assurance
                    NR -    Not Rated
                    XLCA -  XL Capital Assurance

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2007

ASSETS
     Investments at value (cost $393,140,160) .........................................   $ 406,348,918
     Cash .............................................................................       2,945,598
     Receivable for investment securities sold ........................................       7,358,270
     Interest receivable ..............................................................       5,892,432
     Receivable for Trust shares sold .................................................         184,034
     Other assets .....................................................................          35,271
                                                                                          -------------
     Total assets .....................................................................     422,764,523
                                                                                          -------------
LIABILITIES
   Payable for investment securities purchased ........................................      11,049,769
   Payable for Trust shares redeemed ..................................................         455,452
   Dividends payable ..................................................................         320,023
   Management fees payable ............................................................         134,707
   Distribution and service fees payable ..............................................          62,427
   Accrued expenses ...................................................................         127,184
                                                                                          -------------
   Total liabilities ..................................................................      12,149,562
                                                                                          -------------
NET ASSETS ............................................................................   $ 410,614,961
                                                                                          =============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share    $     384,358
   Additional paid-in capital .........................................................     396,840,959
   Net unrealized appreciation on investments (note 4) ................................      13,208,758
   Undistributed net investment income ................................................         291,178
   Accumulated net realized loss on investments .......................................        (110,292)
                                                                                          -------------
                                                                                          $ 410,614,961
                                                                                          =============

CLASS A
   Net Assets .........................................................................   $ 336,107,308
                                                                                          =============
   Capital shares outstanding .........................................................      31,457,256
                                                                                          =============
   Net asset value and redemption price per share .....................................   $       10.68
                                                                                          =============
   Offering price per share (100/96 of $10.68 adjusted to nearest cent) ...............   $       11.13
                                                                                          =============

CLASS C
   Net Assets .........................................................................   $  25,294,516
                                                                                          =============
   Capital shares outstanding .........................................................       2,369,347
                                                                                          =============
   Net asset value and offering price per share .......................................   $       10.68
                                                                                          =============
   Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................   $       10.68*
                                                                                          =============

CLASS Y
   Net Assets .........................................................................   $  49,213,137
                                                                                          =============
   Capital shares outstanding .........................................................       4,609,239
                                                                                          =============
   Net asset value, offering and redemption price per share ...........................   $       10.68
                                                                                          =============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                             STATEMENT OF OPERATIONS
                          YEAR ENDED SEPTEMBER 30, 2007

INVESTMENT INCOME:

     Interest income ......................................                  $   19,148,955

     Management fees (note 3) .............................   $ 1,691,629
     Distribution and service fees (note 3) ...............       815,057
     Transfer and shareholder servicing agent fees ........       284,773
     Trustees' fees and expenses (note 8) .................       237,990
     Shareholders' reports and proxy statements ...........        88,639
     Legal fees (note 3) ..................................        88,071
     Registration fees and dues ...........................        31,302
     Custodian fees .......................................        30,472
     Insurance ............................................        27,180
     Auditing and tax fees ................................        20,997
     Chief compliance officer (note 3) ....................         4,544
     Miscellaneous ........................................        49,146
                                                              -----------
                                                                3,369,800
     Expenses paid indirectly (note 6) ....................       (65,895)
                                                              -----------
     Net expenses .........................................                       3,303,905
                                                                             --------------
     Net investment income ................................                      15,845,050

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions       (102,920)
     Change in unrealized appreciation on investments .....    (6,101,166)
                                                              -----------

     Net realized and unrealized gain (loss) on investments                      (6,204,086)
                                                                             --------------
     Net change in net assets resulting from operations ...                  $    9,640,964
                                                                             ==============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED             YEAR ENDED
                                                             SEPTEMBER 30, 2007     SEPTEMBER 30, 2006
                                                             ------------------     ------------------
OPERATIONS:
   Net investment income .................................   $       15,845,050     $       16,420,956
   Net realized gain (loss) from securities transactions .             (102,920)                66,782
   Change in unrealized appreciation on investments ......           (6,101,166)            (1,954,497)
                                                             ------------------     ------------------
      Change in net assets resulting from operations .....            9,640,964             14,533,241
                                                             ------------------     ------------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
   Class A Shares:
   Net investment income .................................          (13,291,389)           (13,764,420)
   Net realized gain on investments ......................              (61,027)              (712,918)

   Class C Shares:
   Net investment income .................................             (867,841)            (1,110,469)
   Net realized gain on investments ......................               (5,383)               (78,778)

   Class Y Shares:
   Net investment income .................................           (1,796,786)            (1,494,864)
   Net realized gain on investments ......................               (7,679)               (62,711)
                                                             ------------------     ------------------
      Change in net assets from distributions ............          (16,030,105)           (17,224,160)
                                                             ------------------     ------------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold .............................           41,102,987             52,271,988
   Reinvested dividends and distributions ................            9,282,150             10,144,731
   Cost of shares redeemed ...............................          (68,844,718)           (70,988,657)
                                                             ------------------     ------------------
      Change in net assets from capital share transactions          (18,459,581)            (8,571,938)
                                                             ------------------     ------------------

      Change in net assets ...............................          (24,848,722)           (11,262,857)

NET ASSETS:
   Beginning of period ...................................          435,463,683            446,726,540
                                                             ------------------     ------------------
   End of period* ........................................   $      410,614,961     $      435,463,683
                                                             ==================     ==================


   * Includes undistributed net investment income of:        $          291,178     $          604,915
                                                             ==================     ==================

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                          NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2007

1. ORGANIZATION

      Tax-Free Trust of Oregon (the "Trust") is a separate portfolio of The Cascades Trust. The Cascades Trust (the "Business Trust") is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On January 31, 1998 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing sevice at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On September 30, 2007, a reclassification was made to decrease undistributed net investment income by $202,771 and increase paid-in capital by $202,771.

g) ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required to be implemented no later than March 31, 2008 and is to be applied to all open tax years as of that date. At this time, management does not believe the adoption of FIN 48 will result in any material impact on the Trust's financial statements.

      In  September  2006,  FASB issued  FASB  Statement  No.  157,  "Fair Value
      Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes adoption of SFAS 157 will have no material impact on the Trust's financial statements.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% of the Trust's net assets.

      FAF Advisors, Inc. (formerly known as U.S. Bancorp Asset Management, Inc. until March 31, 2006) (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18% on the Trust's net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the year ended September 30, 2007, service fees on Class A Shares amounted to $522,486 of which the Distributor retained $24,847.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the year ended September 30, 2007, amounted to $219,428. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the year ended September 30, 2007, amounted to $73,143. The total of these payments made with respect to Class C Shares amounted to $292,571, of which the Distributor retained $69,481.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Trust's shares are sold primarily through the facilities of these intermediaries having offices within Oregon, with the bulk of sales commissions inuring to such intermediaries. For the year ended September 30, 2007, total commissions on sales of Class A Shares amounted to $466,823 of which the Distributor received $97,262.

c) OTHER RELATED PARTY TRANSACTIONS

      For the year ended September 30, 2007 the Trust incurred $86,554 of legal fees allocable to Hollyer Brady Barrett & Hines LLP ("Hollyer Brady") and its successor, Butzel Long PC, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust was a partner at Hollyer Brady and is a shareholder of its successor.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended September 30, 2007, purchases of securities and proceeds from the sales of securities aggregated $92,451,880 and $107,197,437, respectively.

      At September 30, 2007, the aggregate tax cost for all securities was $392,848,982. At September 30, 2007, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $14,423,631 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $923,695 for a net unrealized appreciation of $13,499,936.

5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers' ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. These amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuer's to pay interest and principal on their obligations.

6. EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances.The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                         YEAR ENDED                        YEAR ENDED
                                     SEPTEMBER 30, 2007                SEPTEMBER 30, 2006
                                ------------     ------------     ------------     ------------
                                   SHARES           AMOUNT           SHARES           AMOUNT
                                ------------     ------------     ------------     ------------
Class A Shares:
   Proceeds from shares sold       1,963,227     $ 21,071,232        2,775,260     $ 29,913,615
   Reinvested dividends and
     distributions .........         754,782        8,097,572          832,902        8,982,515
   Cost of shares redeemed .      (4,332,249)     (46,408,926)      (4,346,543)     (46,771,108)
                                ------------     ------------     ------------     ------------
     Net change ............      (1,614,240)     (17,240,122)        (738,381)      (7,874,978)
                                ------------     ------------     ------------     ------------
Class C Shares:
   Proceeds from shares sold         269,445        2,895,445          367,650        3,963,698
   Reinvested dividends and
     distributions .........          51,051          547,634           69,881          753,246
   Cost of shares redeemed .        (985,902)     (10,581,284)      (1,248,819)     (13,453,772)
                                ------------     ------------     ------------     ------------
     Net change ............        (665,406)      (7,138,205)        (811,288)      (8,736,828)
                                ------------     ------------     ------------     ------------
Class Y Shares:
   Proceeds from shares sold       1,597,605       17,136,310        1,708,678       18,394,675
   Reinvested dividends and
     distributions .........          59,368          636,944           38,019          408,970
   Cost of shares redeemed .      (1,101,386)     (11,854,508)        (998,212)     (10,763,777)
                                ------------     ------------     ------------     ------------
     Net change ............         555,587        5,918,746          748,485        8,039,868
                                ------------     ------------     ------------     ------------
Total transactions in Trust
  shares ...................      (1,724,059)    $(18,459,581)        (801,184)    $ (8,571,938)
                                ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At September 30, 2007 there were 8 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the year ended September 30, 2007 was $185,667, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (Audit, Nominating and special meetings) are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the year ended September 30, 2007, such meeting-related expenses amounted to $52,323.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. On the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.

      As of September 30, 2007 there were post-October capital loss deferrals of $110,292 which will be recognized in the following year.

      The tax character of distributions:

                                                      YEAR ENDED SEPTEMBER 30,
                                                        2007            2006
                                                    ------------    ------------
Net tax-exempt income                               $ 15,834,173    $ 16,356,601
Ordinary income                                          121,843          13,152
Capital gain                                              74,089         854,407
                                                    ------------    ------------
                                                    $ 16,030,105    $ 17,224,160
                                                    ============    ============

As of September 30, 2007, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation                             $ 13,499,936
Undistributed tax-exempt
  income                                                 320,023
Other temporary differences                             (430,315)
                                                    ------------
                                                    $ 13,389,644
                                                    ============

      At September  30, 2007,  the  difference  between book basis and tax basis
unrealized   appreciation   is   attributable   primarily  to   premium/discount
adjustments.

11. RECENT DEVELOPMENTS

      In late May  2007,  the U.S.  Supreme  Court  agreed  to hear an appeal in
Department of Revenue of Kentucky v. Davis, a case concerning the constitutionality of differential tax treatment for interest from in-state vs. out-of-state municipal securities, a practice which is common among the majority of the states. If the U.S. Supreme Court affirms the prior decision, Kentucky (and all other states that differentially tax interest on municipal bonds) may then be required to accord equal income tax treatment to all municipal bond interest. While it is impossible to predict the consequences of such an outcome, they may include effects on the net asset values of the shares, and/or on the tax treatment of the dividends, of some or all single-state municipal bond funds, including the Trust. The U.S. Supreme Court heard the case on November 5, 2007 and is expected to hand a decision down in 2008.

                            TAX-FREE TRUST OF OREGON
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      Class A
                                                         ----------------------------------------------------------------
                                                                             Year Ended September 30,
                                                         ----------------------------------------------------------------
                                                           2007          2006          2005          2004          2003
                                                         --------      --------      --------      --------      --------
Net asset value, beginning of period ................    $  10.84      $  10.91      $  11.01      $  11.04      $  11.12
                                                         --------      --------      --------      --------      --------
Income (loss) from investment operations:
   Net investment income + ..........................        0.41          0.41          0.42          0.44          0.45
   Net gain (loss) on securities (both
      realized and unrealized) ......................       (0.16)        (0.05)        (0.10)        (0.01)        (0.06)
                                                         --------      --------      --------      --------      --------
   Total from investment operations .................        0.25          0.36          0.32          0.43          0.39
                                                         --------      --------      --------      --------      --------
Less distributions (note 10):
   Dividends from net investment income .............       (0.41)        (0.41)        (0.41)        (0.44)        (0.45)
   Distributions from capital gains .................          ++         (0.02)        (0.01)        (0.02)        (0.02)
                                                         --------      --------      --------      --------      --------
   Total distributions ..............................       (0.41)        (0.43)        (0.42)        (0.46)        (0.47)
                                                         --------      --------      --------      --------      --------
Net asset value, end of period ......................    $  10.68      $  10.84      $  10.91      $  11.01      $  11.04
                                                         ========      ========      ========      ========      ========
Total return (not reflecting sales charge) ..........        2.37%         3.42%         2.98%         3.97%         3.65%
Ratios/supplemental data
   Net assets, end of period (in millions) ..........    $    336      $    359      $    369      $    367      $    361
   Ratio of expenses to average net assets ..........        0.75%         0.75%         0.77%         0.72%         0.71%
   Ratio of net investment income to average
      net assets ....................................        3.77%         3.82%         3.79%         4.02%         4.11%
   Portfolio turnover rate ..........................          22%           16%           14%           11%           12%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ..........        0.74%         0.74%         0.76%         0.71%         0.70%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Less than $0.01 per share.


                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          Class C
                                              ----------------------------------------------------------------
                                                                  Year Ended September 30,
                                              ----------------------------------------------------------------
                                                2007          2006          2005          2004          2003
                                              --------      --------      --------      --------      --------
Net asset value, beginning of period .....    $  10.84      $  10.90      $  11.00      $  11.03      $  11.11
                                              --------      --------      --------      --------      --------
Income (loss) from investment operations:
  Net investment income + ................        0.32          0.32          0.32          0.35          0.36
  Net gain (loss) on securities (both
    realized and unrealized) .............       (0.16)        (0.04)        (0.09)        (0.02)        (0.06)
                                              --------      --------      --------      --------      --------
  Total from investment operations .......        0.16          0.28          0.23          0.33          0.30
                                              --------      --------      --------      --------      --------
Less distributions (note 10):
  Dividends from net investment income ...       (0.32)        (0.32)        (0.32)        (0.34)        (0.36)
  Distributions from capital gains .......          ++         (0.02)        (0.01)        (0.02)        (0.02)
                                              --------      --------      --------      --------      --------
  Total distributions ....................       (0.32)        (0.34)        (0.33)        (0.36)        (0.38)
                                              --------      --------      --------      --------      --------
Net asset value, end of period ...........    $  10.68      $  10.84      $  10.90      $  11.00      $  11.03
                                              ========      ========      ========      ========      ========
Total return (not reflecting sales charge)        1.51%         2.64%         2.10%         3.09%         2.77%
Ratios/supplemental data
  Net assets, end of period (in millions)     $   25.3      $   32.9      $   41.9      $   41.4      $   43.9
  Ratio of expenses to average net assets         1.60%         1.60%         1.62%         1.57%         1.55%
  Ratio of net investment income to
    average net assets ...................        2.92%         2.97%         2.94%         3.17%         3.22%
  Portfolio turnover rate ................          22%           16%           14%           11%           12%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets         1.59%         1.59%         1.61%         1.56%         1.54%

                                                                          Class Y
                                              ----------------------------------------------------------------
                                                                  Year Ended September 30,
                                              ----------------------------------------------------------------
                                                2007          2006          2005          2004          2003
                                              --------      --------      --------      --------      --------
Net asset value, beginning of period .....    $  10.84      $  10.90      $  11.00      $  11.03      $  11.11
                                              --------      --------      --------      --------      --------
Income (loss) from investment operations:
  Net investment income + ................        0.43          0.43          0.43          0.46          0.47
  Net gain (loss) on securities (both
    realized and unrealized) .............       (0.16)        (0.04)        (0.09)        (0.02)        (0.06)
                                              --------      --------      --------      --------      --------
  Total from investment operations .......        0.27          0.39          0.34          0.44          0.41
                                              --------      --------      --------      --------      --------
Less distributions (note 10):
  Dividends from net investment income ...       (0.43)        (0.43)        (0.43)        (0.45)        (0.47)
  Distributions from capital gains .......          ++         (0.02)        (0.01)        (0.02)        (0.02)
                                              --------      --------      --------      --------      --------
  Total distributions ....................       (0.43)        (0.45)        (0.44)        (0.47)        (0.49)
                                              --------      --------      --------      --------      --------
Net asset value, end of period ...........    $  10.68      $  10.84      $  10.90      $  11.00      $  11.03
                                              ========      ========      ========      ========      ========
Total return (not reflecting sales charge)        2.52%         3.67%         3.11%         4.13%         3.80%
Ratios/supplemental data
  Net assets, end of period (in millions)     $   49.2      $   43.9      $   36.0      $   37.0      $   37.1
  Ratio of expenses to average net assets         0.60%         0.60%         0.62%         0.57%         0.56%
  Ratio of net investment income to
    average net assets ...................        3.92%         3.97%         3.95%         4.17%         4.26%
  Portfolio turnover rate ................          22%           16%           14%           11%           12%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets         0.59%         0.59%         0.61%         0.56%         0.55%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Less than $0.01 per share.

                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)
TRUSTEES(1)
AND OFFICERS

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS    OTHER DIRECTORSHIPS
                          HELD WITH                                                            IN FUND       HELD BY TRUSTEE
NAME,                     TRUST AND                PRINCIPAL                                   COMPLEX       (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                               OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE    INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------    ---------------------

INTERESTED TRUSTEES(4)
----------------------

Diana P. Herrmann         Vice Chair of the Board  Vice Chair and Chief Executive Officer of       12        ICI Mutual Insurance
New York, NY              of Trustees since 2003,  Aquila Management Corporation, Founder of                 Company
(02/25/58)                President   since  1998  the Aquila Group of Funds(SM)(5) and
                          and Trustee since 1994   parent of Aquila Investment Management
                                                   LLC, Manager since 2004, President and
                                                   Chief Operating Officer since 1997, a
                                                   Director since 1984, Secretary since 1986
                                                   and previously its Executive Vice
                                                   President, Senior Vice President or Vice
                                                   President, 1986-1997; Chief Executive
                                                   Officer and Vice Chair since 2004 and
                                                   President, Chief Operating Officer and
                                                   Manager of the Manager since 2003; Chair,
                                                   Vice Chair, President, Executive Vice
                                                   President or Senior Vice President of
                                                   funds in the Aquila Group of Funds(SM)
                                                   since 1986; Director of the Distributor
                                                   since 1997; trustee, Reserve Money-Market
                                                   Funds, 1999-2000 and Reserve Private
                                                   Equity Series, 1998-2000; Governor,
                                                   Investment Company Institute (a trade
                                                   organization for the U.S fund industry
                                                   dedicated to protecting shareholder
                                                   interests and educating the public about
                                                   investing) and head of its Small Funds
                                                   Committee since 2004; active in charitable
                                                   and volunteer organizations.

John  W. Mitchell         Trustee since 1999       Principal of M & H Economic Consultants;        1         None
Portland, OR                                       Economist, Western Region, for U. S.
(07/13/44)                                         Bancorp, 1998-2007; Chief Economist, U.S.
                                                   Bancorp, Portland, Oregon, 1983-1998;
                                                   member, Oregon Governor's Council of
                                                   Economic Advisors, 1984-1998; Chairman,
                                                   Oregon Governor's Technical Advisory
                                                   Committee for Tax Review in 1998.

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS    OTHER DIRECTORSHIPS
                          HELD WITH                                                            IN FUND       HELD BY TRUSTEE
NAME,                     TRUST AND                PRINCIPAL                                   COMPLEX       (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                               OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE    INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------    ---------------------

NON-INTERESTED TRUSTEES
-----------------------

James A. Gardner          Chair of the Board of    President, Gardner Associates, an               1         None
Terrebonne, OR            Trustees since 2005 and  investment and real estate firm, since
(07/22/43)                Trustee since 1986       1989; Partner, Ranch of the Canyons, a
                                                   real estate firm, since 1991; President
                                                   Emeritus, Lewis and Clark College and Law
                                                   School; director, Oregon High Desert
                                                   Museum since 1989, Vice Chairman since
                                                   2002; active in civic, business,
                                                   educational and church organizations in
                                                   Oregon.

Gary C. Cornia            Trustee since 2002       Director, Romney Institute of Public            4         None
Orem, UT                                           Management, Marriott School of Management,
(06/24/48)                                         Brigham Young University, 2004 - present;
                                                   Professor, Marriott School of Management,
                                                   1980 - present; Past President, the
                                                   National Tax Association; Fellow, Lincoln
                                                   Institute of Land Policy, 2002 - present;
                                                   Associate Dean, Marriott School of
                                                   Management, Brigham Young University,
                                                   1991-2000; Utah Governor's Tax Review
                                                   Committee since 1993.

Edmund P. Jensen          Trustee since 2003       President and CEO, VISA International,          1         BMG-Seltec, a software
Portland, OR                                       1994-1999; director: Phoenix Technologies,                company; Portland
(04/13/37)                                         a Tech/BIOS company, 2000-2005; Corillian                 Family of Funds, a
                                                   Corp., a banking software company,                        community investment
                                                   2000-2002; Trintech, a payment software                   bank.
                                                   company, 1999-2002.

Timothy J. Leach          Trustee since 2005 and   UC Berkeley Haas School of Business             3         None
Orinda, CA                2001-2002                Executive Education, Lecturer since 2006;
(08/28/55)                                         Regional Chief Executive Officer, US Trust
                                                   Company, N.A., 2005-2006; Executive Vice
                                                   President & Chief Investment Officer, U.S.
                                                   Trust Company, New York, NY, 2004-2005;
                                                   Executive Vice President & Chief
                                                   Investment Officer, Private Asset
                                                   Management Group, Wells Fargo Bank, San
                                                   Francisco, CA, 1999-2003; CEO, President
                                                   and Chief Investment Officer, ABN Amro
                                                   Asset Management (USA), 1998-1999;
                                                   President & Chief Investment Officer,
                                                   Qualivest Capital Management Inc. and
                                                   Senior Vice President & Chief Investment
                                                   Officer, Trust & Investment Group, US
                                                   Bancorp, Portland, OR, 1994-1998.

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS    OTHER DIRECTORSHIPS
                          HELD WITH                                                            IN FUND       HELD BY TRUSTEE
NAME,                     TRUST AND                PRINCIPAL                                   COMPLEX       (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                               OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE    INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------    ---------------------

Ralph R. Shaw             Trustee since 2000       President, Shaw Management Company, an          1         Schnitzer Steel
Portland, OR                                       investment counseling firm, 1980 -                        Industries, Inc.,
(08/23/38)                                         present; General Partner, Shaw Venture                    Telestream, Inc., BMG
                                                   Partners, 1983 - 2005; Shaw Venture                       Seltec Corporation,
                                                   Partners II, 1987 - 2005; and Shaw Venture                Rentrak Corporation,
                                                   Partners III, 1994 - 2005 (US Bancorp,                    United Fund Advisors,
                                                   parent of the Sub-Adviser, was a limited                  One-to-One Interactive.
                                                   partner in these three ventures).

Nancy Wilgenbusch         Trustee since 2002       President, Marylhurst University since          1         Chair, Oregon Regional
Marylhurst, OR                                     1984; member, former Chair, Portland                      Advisory Board for
(09/17/47)                                         Branch of the Federal Reserve Bank of San                 PacifiCorp; West Coast
                                                   Francisco; active board member of a number                Bank's Board; director,
                                                   of civic organizations.                                   Cascade Corporation, a
                                                                                                             leading international
                                                                                                             manufacturer of lift
                                                                                                             truck attachments;
                                                                                                             director, Scottish
                                                                                                             Power.

OTHER INDIVIDUALS
-----------------

TRUSTEES EMERITUS(6)
--------------------

Lacy B. Herrmann          Founder and Chairman     Founder and Chairman of the Board, Aquila       N/A       N/A
New York, NY              Emeritus since 2005;     Management Corporation, the sponsoring
(05/12/29)                Chairman of the Board    organization and parent of the Manager or
                          of Trustees 1985-2004    Administrator and/or Adviser or
                          and Trustee, 1985-2005   Sub-Adviser to each fund of the Aquila
                                                   Group of Funds(SM); Chairman of the
                                                   Manager or Administrator and/or Adviser or
                                                   Sub-Adviser to each since 2004; Founder
                                                   and Chairman Emeritus of each fund in the
                                                   Aquila Group of Funds(SM); previously
                                                   Chairman and a Trustee of each fund in the
                                                   Aquila Group of Funds(SM) since its
                                                   establishment until 2004 or 2005; Director
                                                   of the Distributor since 1981 and formerly
                                                   Vice President or Secretary, 1981-1998;
                                                   Trustee Emeritus, Brown University and the
                                                   Hopkins School; active in university,
                                                   school and charitable organizations.

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS    OTHER DIRECTORSHIPS
                          HELD WITH                                                            IN FUND       HELD BY TRUSTEE
NAME,                     TRUST AND                PRINCIPAL                                   COMPLEX       (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                               OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE    INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------    ---------------------

Vernon R. Alden           Trustee Emeritus since   Retired; former director or trustee of          N/A       N/A
Boston, MA                2006                     various Fortune 500 companies, including
(04/07/23)                                         Colgate-Palmolive and McGraw Hill;
                                                   formerly President of Ohio University and
                                                   Associate Dean of the Harvard University
                                                   Graduate School of Business
                                                   Administration; Trustee, Naragansett
                                                   Insured Tax-Free Income Fund, 1992-2002
                                                   and Tax-Free Trust of Oregon, 1988-2001;
                                                   member of several Japan-related advisory
                                                   councils, including Chairman of the Japan
                                                   Society of Boston; trustee of various
                                                   cultural, educational and civic
                                                   organizations.

David B. Frohnmayer       Trustee Emeritus since   President, University of Oregon since           N/A       N/A
Eugene, OR                2003                     1994; former Dean of the University of
(07/09/40)                                         Oregon Law School and former Attorney
                                                   General of the State of Oregon; Trustee,
                                                   Tax-Free Trust of Oregon, 1997-2003.

Raymond H. Lung           Trustee Emeritus since   Retired; trustee, Qualivest Group of            N/A       N/A
Portland, OR              2005                     Funds, 1994-1997; former Executive Vice
(12/24/26)                                         President and Executive Trust Officer,
                                                   U.S. National Bank of Oregon; previously
                                                   active in bank trade organizations and
                                                   director of certain Pacific Northwest
                                                   companies; Trustee, Tax-Free Trust of
                                                   Oregon, 1992-2005.

Patricia L. Moss          Trustee Emeritus since   President and Chief Executive Officer,          N/A       N/A
Bend, OR                  2005                     Cascade Bancorp and Bank of the Cascades
(07/23/53)                                         since 1998; Trustee, Tax-Free Trust of
                                                   Oregon, 2002-2005; active in community and
                                                   educational organizations.

OFFICERS
--------

Charles E. Childs, III    Executive Vice           Executive Vice President of all funds in        N/A       N/A
New York, NY              President since 2003     the Aquila Group of Funds(SM) and the
(04/01/57)                                         Manager and the Manager's parent since
                                                   2003; formerly Senior Vice President,
                                                   corporate development, Vice President,
                                                   Assistant Vice President and Associate of
                                                   the Manager's parent since 1987; Senior
                                                   Vice President, Vice President or
                                                   Assistant Vice President of the Aquila
                                                   Money-Market Funds, 1988-2003.

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS    OTHER DIRECTORSHIPS
                          HELD WITH                                                            IN FUND       HELD BY TRUSTEE
NAME,                     TRUST AND                PRINCIPAL                                   COMPLEX       (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                               OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE    INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------    ---------------------

James M. McCullough       Senior Vice President    Senior Vice President or Vice President of      N/A       N/A
Portland, OR              since 1999               Aquila Rocky Mountain Equity Fund and
(06/11/45)                                         Tax-Free Trust of Oregon; Senior Vice
                                                   President of the Distributor since 2000;
                                                   Director of Fixed Income Institutional
                                                   Sales, CIBC Oppenheimer & Co. Inc.,
                                                   Seattle, WA, 1995-1999.

Jerry G. McGrew           Senior Vice President    President of the Distributor since 1998,        N/A       N/A
New York, NY              since 2002               Registered Principal since 1993, Senior
(06/18/44)                                         Vice President, 1997-1998 and Vice
                                                   President, 1993-1997; Senior Vice
                                                   President, Aquila Three Peaks High Income
                                                   Fund, Aquila Rocky Mountain Equity Fund
                                                   and five Aquila Municipal Bond Funds; Vice
                                                   President, Churchill Cash Reserves Trust,
                                                   1995-2001.

Sally J. Church           Vice President since     Vice President, Tax-Free Trust of Oregon        N/A       N/A
Portland, OR              2002                     since 2002 and 1989-1997; retired,
(10/17/48)                                         1997-2002; Vice President of Aquila
                                                   Cascadia Equity Fund, 1996-1997.

Christine L. Neimeth      Vice President since     Vice President of Aquila Rocky Mountain         N/A       N/A
Portland, OR              1998                     Equity Fund and Tax-Free Trust of Oregon;
(02/10/64)                                         Management Information Systems consultant,
                                                   Hillcrest Ski and Sport, 1997;
                                                   Institutional Municipal Bond Salesperson,
                                                   Pacific Crest Securities, 1996; active in
                                                   college alumni and volunteer
                                                   organizations.

Robert W. Anderson        Chief Compliance         Chief Compliance Officer of the Trust and       N/A       N/A
New York, NY              Officer since 2004 and   each of the other funds in the Aquila
(08/23/40)                Assistant Secretary      Group of Funds(SM), the Manager and the
                          since 2000               Distributor since 2004, Compliance Officer
                                                   of the Manager or its predecessor and
                                                   current parent 1998-2004; Assistant
                                                   Secretary of the Aquila Group of Funds(SM)
                                                   since 2000.

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS    OTHER DIRECTORSHIPS
                          HELD WITH                                                            IN FUND       HELD BY TRUSTEE
NAME,                     TRUST AND                PRINCIPAL                                   COMPLEX       (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                               OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE    INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------    ---------------------

Joseph P. DiMaggio        Chief Financial Officer  Chief Financial Officer of the Aquila           N/A       N/A
New York, NY              since 2003 and           Group of Funds(SM) since 2003 and
(11/06/56)                Treasurer since 2000     Treasurer since 2000.

Edward M. W. Hines        Secretary since 1985     Partner and then shareholder of legal           N/A       N/A
New York, NY                                       counsel to the Trust, Hollyer Brady
(12/16/39)                                         Barrett & Hines LLP since 1989 and
                                                   thereafter its successor, Butzel Long, a
                                                   professional corporation, since 2007;
                                                   Secretary of the Aquila Group of
                                                   Funds(SM).

John M. Herndon           Assistant Secretary      Assistant Secretary of the Aquila Group of      N/A       N/A
New York, NY              since 1995               Funds(SM) since 1995 and Vice President of
(12/17/39)                                         the three Aquila Money-Market Funds since
                                                   1990; Vice President of the Manager or its
                                                   predecessor and current parent since 1990.

Lori A. Vindigni          Assistant Treasurer      Assistant Treasurer of the Aquila Group of      N/A       N/A
New York, NY              since 2000               Funds(SM) since 2000; Assistant Vice
(11/02/66)                                         President of the Manager or its
                                                   predecessor and current parent since 1998;
                                                   Fund Accountant for the Aquila Group of
                                                   Funds(SM), 1995-1998.

-----------
(1) The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting the EDGAR Database at the SEC's internet site at www.sec.gov.

(2) The mailing address of each Trustee and officer is c/o Tax-Free Trust of Oregon, 380 Madison Avenue, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Fund. Mr. Mitchell is an interested person as a security holder of the Sub-Adviser's parent.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the "Aquila Group of Funds(SM)."

(6) A Trustee Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on April 1, 2007 and held for the six months ended September 30, 2007.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED SEPTEMBER 30, 2007

                       ACTUAL
                     TOTAL RETURN      BEGINNING       ENDING        EXPENSES
                       WITHOUT          ACCOUNT        ACCOUNT      PAID DURING
                   SALES CHARGES(1)      VALUE          VALUE      THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                 0.90%         $  1,000.00    $  1,009.00      $ 3.78
--------------------------------------------------------------------------------
Class C                 0.56%         $  1,000.00    $  1,005.60      $ 8.04
--------------------------------------------------------------------------------
Class Y                 1.06%         $  1,000.00    $  1,010.60      $ 3.02
--------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.
(2) Expenses are equal to the annualized expense ratio of 0.75%, 1.60% and 0.60% for the Trust's Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED SEPTEMBER 30, 2007

                     HYPOTHETICAL
                      ANNUALIZED       BEGINNING       ENDING        EXPENSES
                         TOTAL          ACCOUNT        ACCOUNT      PAID DURING
                        RETURN           VALUE          VALUE      THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                  5.00%        $ 1,000.00      $ 1,021.31       $3.80
--------------------------------------------------------------------------------
Class C                  5.00%        $ 1,000.00      $ 1,017.05       $8.09
--------------------------------------------------------------------------------
Class Y                  5.00%        $ 1,000.00      $ 1,022.06       $3.04
--------------------------------------------------------------------------------

(1) Expenses are equal to the annualized expense ratio of 0.75%, 1.60% and 0.60% for the Trust's Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

      The Annual Meeting of Shareholders of Tax-Free Trust of Oregon (the "Trust") was held on April 23, 2007. The holders of shares representing 81% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1. To elect Trustees.

                             DOLLAR AMOUNT OF VOTES:
                             -----------------------
        TRUSTEE                 FOR                     WITHHELD
        -------                 ---                     --------
        Gary C. Cornia          $344,117,536            $2,039,568
        James A. Gardner        $344,103,693            $2,053,412
        Diana P. Herrmann       $343,597,645            $2,559,460
        Edmund P. Jensen        $344,198,323            $1,958,771
        Timothy J. Leach        $344,144,547            $2,012,557
        John W. Mitchell        $344,215,399            $1,941,695
        Ralph R. Shaw           $344,156,469            $2,000,625
        Nancy Wilgenbusch       $344,094,252            $2,062,853

2. To ratify the selection of Tait, Weller & Baker LLP as the Trust's independent registered public accounting firm.

                             DOLLAR AMOUNT OF VOTES:
                             -----------------------
                                FOR               AGAINST       ABSTAIN
                                ---               -------       -------
                                $341,353,383      $546,300      $4,257,421

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT AND THE SUB-ADVISORY AGREEMENT

      Renewal until June 30, 2008 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Trust and the Manager and the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Manager and FAF Advisors, Inc. (the "Sub-Adviser") was approved by the Board of Trustees and the independent Trustees in April, 2007. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreements to be renewed;

      o     A term sheet describing the material terms of the agreements;

      o The Annual Report of the Trust for the year ended September 30, 2006;

      o A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees review, containing data about the performance of the Trust, data about its fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager and the Sub-Adviser; and

      o Quarterly materials reviewed at prior meetings on the Trust's performance, operations, portfolio and compliance.

      The  Trustees  considered  the  Advisory  Agreement  and the  Sub-Advisory
Agreement separately as well as in conjunction with each other to determine their combined effects on the Trust. The Trustees reviewed materials relevant to, and considered, the factors set forth below, and as to each agreement reached the conclusions described.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER AND THE SUB-ADVISER.

      The Manager has provided  all  administrative  services to the Trust.  The
Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Trust's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance, and had not been subject to the kinds of regulatory and legal difficulties affecting a number of other investment advisers.

      The Manager has arranged for the Sub-Adviser to provide local management of the Trust's portfolio. The Trustees noted that the Sub-Adviser employed Mr. Michael S. Hamilton as portfolio manager for the Trust, and had provided facilities for credit analysis of the Trust's portfolio securities. Mr. Hamilton, based in Portland, Oregon, has provided local information regarding specific holdings in the Trust's portfolio. The portfolio manager has also been available to and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Trust's portfolio, with which to assess the Trust as an investment vehicle for residents of Oregon in light of prevailing interest rates and local economic conditions.

      The Board considered that the Manager and the Sub-Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given that its purpose is to provide shareholders with as high a level of current income exempt from Oregon state and regular Federal income taxes as is consistent with preservation of capital. It noted that compared to other Oregon state-specific municipal bond funds, the portfolio of the Trust was of significantly higher quality and contained no securities subject to the alternative minimum tax.

      The Board concluded that a commendable quality of services was provided and that the Trust would be well served if they continued, notwithstanding difficulties in providing the 2006 Form 1099s to shareholders, which were in the process of being remedied. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement and the Sub-Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE TRUST.

      The Board reviewed each aspect of the Trust's performance and compared its performance with that of its local competitors, with national averages and with benchmark indices. It was noted that the materials provided by the Manager indicated that compared to the five largest competitive Oregon funds, the Trust has had an average annual return that is below that of its peers for one-, five- and ten-year periods.

      The Board concluded that the performance of the Trust was acceptable in light of market conditions, the length of its average maturities, its investment objectives and its long-standing emphasis on minimizing risk. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIPS WITH THE TRUST.

      The information provided in connection with renewal contained expense data for the Trust and its local competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager and the Sub-Adviser of their services to the Trust.

      The Board compared the expense and fee data with respect to the Trust to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Trust and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide and by the Trust's local competitors.

      The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Trust, which was being well managed as indicated by the factors considered previously.

      The Board further concluded that the profitability to the Manager and the Sub-Adviser did not argue against approval of the fees to be paid under the Advisory Agreement or the Sub-Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE TRUST GROWS.

      Data provided to the Trustees showed that the Trust's average net asset size had trended slightly lower in recent years. The Trustees also noted that the materials indicated that the Trust's fees were already lower than what those of its peers would be at comparable asset levels, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement and Sub-Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIPS WITH THE TRUST.

      The Board observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Trust, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds(SM) produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q which is available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2007 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended September 30, 2007, $15,834,173 of dividends paid by Tax-Free Trust of Oregon, constituting 98.78% of total dividends paid during fiscal year 2007, were exempt-interest dividends; $74,089 of dividends paid by the Trust constituting 0.46% of total dividends paid during the fiscal year were capital gain distributions; and the balance was ordinary dividend income.

      Prior to January 31, 2008, shareholders will be mailed the appropiate tax form(s) which will contain information on the status of distributions paid for the 2007 CALENDAR YEAR.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIVACY NOTICE (UNAUDITED)

                            TAX-FREE TRUST OF OREGON

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Trust, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Trust.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Trust's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds(SM) (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(SM) or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds(SM) (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(SM) or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS
  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER
  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER
  FAF ADVISORS, INC.
  555 S.W. Oak Street
  U.S. Bancorp Tower
  Portland, Oregon 97204

BOARD OF TRUSTEES
  James A. Gardner, Chair
  Diana P. Herrmann, Vice Chair
  Gary C. Cornia
  Edmund P. Jensen
  Timothy J. Leach
  John W. Mitchell
  Ralph R. Shaw
  Nancy Wilgenbusch

OFFICERS
  Diana P. Herrmann, President
  James M. McCullough, Senior Vice President
  Sally J. Church, Vice President
  Christine L. Neimeth, Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer
    and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PFPC INC.
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN
  JPMORGAN CHASE BANK, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  TAIT, WELLER & BAKER LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.



ITEM 2.  CODE OF ETHICS.

(a) As of September 30, 2007 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $18,000 in 2006 and $18,000 in 2007.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 and $3,000 in 2006 and 2007, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

		Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF OREGON


By:  /s/  Diana P. Herrmann
- ---------------------------------
Vice Chair, President and Trustee
December 5, 2007




By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer
December 5, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
December 5, 2007



By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 5, 2007



TAX-FREE TRUST OF OREGON

EXHIBIT INDEX


(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.